Transactions with Related Parties - Ocean Rig - Dividends (Details) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended		3 Months Ended			4 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Feb. 27, 2017	Feb. 24, 2015	Apr. 11, 2017	Apr. 05, 2016	Mar. 29, 2016	May 06, 2015	Jul. 07, 2017	Oct. 16, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Apr. 04, 2016	Jun. 08, 2015
Interest, amortization and write off of financing fees on loan from affiliate and related party									$ 15,239	$ 1,563	$ 3,642
Date of dividend record	Mar. 15, 2017		May 01, 2017				Jul. 20, 2017	Oct. 27, 2017
Date of dividend payment	Mar. 30, 2017		May 12, 2017				Aug. 02, 2017	Nov. 13, 2017
Dividends paid to shareholders other than Dryships	$ 2,500		$ 2,500				$ 2,500	$ 2,500	10,001	0	20,526
Cash consideration from sale									$ 0	$ 49,911	0
Offshore support vessels Crescendo and Jubilee
Time Charter Agreement Duration					60 days
Ocean Rig UDW Inc.
Date of dividend record		Mar. 10, 2015				May 22, 2015
Date of dividend payment		Mar. 31, 2015				May 31, 2015
Dividend paid per share		$ 0.19				$ 0.19
Dividends paid to shareholders other than Dryships											20,526
Ocean Rig
Cash consideration from sale				$ 49,911
Ownership interest in Ocean Rig				0.00%								40.40%	47.20%
$120,000 unsecured facility | Loan from Affilliate | Ocean Rig
Interest, amortization and write off of financing fees on loan from affiliate and related party											$ 3,281